Sage Ranch (Disclosure of Sage Ranch) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance	$ 8,336,079	$ 5,456,419	$ 1,851,487
Land appraisal & related fees	1,085,359	1,638,531	1,503,239
Water rights	0	1,376,556	1,975,455
Translation adjustment	740,977	(135,427)	126,238
Ending balance	$ 10,162,415	$ 8,336,079	$ 5,456,419